Advances to Suppliers and Other Current Assets (Tables)	6 Months Ended
Mar. 31, 2026
Advances to Suppliers and Other Current Assets [Abstract]
Schedule of Advances to Suppliers and Other Current Asset

The amount of advances to suppliers and other current assets consisted of the following:

	March 31, 2026 (Unaudited)	September 30, 2025 (Audited)
Prepayment of projects	$23,123,392	$22,475,067
Interest receivable	1,500,000	-
Prepayments of land leases	-	521,363
Total	$24,623,392	$22,996,430